Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash Collateral to Support Wholesale Transactions	$ 0	$ 0
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total maximum exposure	68	66
Minimum [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash Contribution Collateral to Support Wholesale Securitization Program	0	0
Maximum [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash Contribution Collateral to Support Wholesale Securitization Program	$ 12	$ 72